Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,573,000
Previously Paid Amount	0.00
Total Fee Amount	853.23
Total Offset Amount	0.00
Net Fee	853.23
Narrative - Max Aggregate Offering Price	$ 5,573,000
Final Prospectus	true